Segment Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 Segment Customer	Dec. 31, 2017 Segment Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1	1
Sales Revenue, Net | Customer Concentration Risk
Segment Reporting Information [Line Items]
Number of customers accounts for more than 10%	0	0
Accounts Receivable | Customer Concentration Risk
Segment Reporting Information [Line Items]
Number of customers accounts for more than 10%	0	0